[EATON VANCE LOGO]
                                                               [EDUCATION SIGN]




     Semiannual Report June 30, 1999



                                  EATON VANCE

[HIGHWAY AT NIGHT]                  TAX FREE

                                    RESERVES



                     Global Management-Global Distribution

[BRIDGE]

EATON VANCE TAX FREE RESERVES AS OF JUNE 30, 1999

INVESTMENT UPDATE


[PHOTO]
William H. Ahern, Jr.
Portfolio Manager


INVESTMENT ENVIRONMENT
-----------------------------
  THE ECONOMY

- On the last day of June, the Federal Reserve Bank announced, as expected, that it would raise the Federal Funds rate (the rate at which banks lend money to each other overnight) by 25 basis points to 5.0%. At the same time, the Fed indicated it had moved toward a neutral bias regarding future rate movements, causing stock and bond markets to rally.

- During the just-ended second quarter, U.S. economic growth remained strong, aided by the beginning of a recovery in the manufacturing sector. In May, the index of leading economic indicators rose by 0.3%, an improvement over April's 0.1% increase, suggesting the period of sustained growth could continue into the next year.

- The nation's gross domestic product increased by a stronger-than-expected 4.6% in the first quarter of 1999. Weak export demand was offset by robust construction activity and strong consumer spending.

  THE MARKET

- Even as money market rates went up, bond yields fell as the neutral bias announcement caused the bond market to rally, with the 30-year Treasury bond yield finishing the quarter just below the benchmark 6% level.

- Prior to the interest rate announcement, investors had been expecting that the Fed would announce rate hikes, as evidenced by the very steep yield curve.

- Despite the Fed's neutral bias, the upward-sloping money market yield curves reflect investor sentiment that the Fed will raise rates by at least 25 basis points more. Federal Reserve Chairman Greenspan has reaffirmed the Fed's commitment to stifle any reoccurrence of inflation, and has left open the possibility that he will tighten rates in the coming months.

THE FUND
-----------------------------
  THE PAST SIX MONTHS

- During the six months ended June 30, 1999, shareholders of Eaton Vance Tax Free Reserves received $0.013 per share in dividend income, all of which was free from regular federal income tax.(1)

- Based on the last monthly dividend paid and the Fund's $1.00 share price, its distribution rate was 2.70% on June 30, 1999.(2) The Fund's SEC 7-day yield on that date was 2.76%.(3)

  ABOUT EATON VANCE TAX FREE RESERVES

- Eaton Vance Tax Free Reserves invests only in U.S. dollar-denominated, high-quality municipal securities that present minimal credit risk.(4)

- To attain its investment objective, the Fund seeks to invest in short-term obligations that are rated in the two highest short-term ratings categories and that provide income exempt from regular federal income tax.(1)

- Many investors are interested in maximizing their after-tax investment dollars. A money market mutual fund investing in high-quality assets, free of federal taxation,(1) can be a prudent way of earning income while preserving capital and maintaining liquidity.

(1) A portion of the Fund's income may at times be subject to federal alternative minimum and/or regular income tax.

(2) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(3) The Fund's SEC yield is calculated by dividing the net investment income per share for the 7-day period by the net asset value at the end of the period and annualizing the result.

(4) An investment in the Fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund has no sales charge.

Past performance is no guarantee of future results. Investment return and yield may vary.

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

EATON VANCE TAX FREE RESERVES AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT INVESTMENTS -- 96.3%

PRINCIPAL AMOUNT
(000'S OMITTED)      SECURITY                                  VALUE
---------------------------------------------------------------------------
Commercial Paper -- 10.8%
---------------------------------------------------------------------------
      $1,500         Lincoln County, WY Municipal Parking,
                     3.10%, 9/7/99                             $  1,500,000
       2,000         Rochester, MN Health Care Facilities,
                     (Mayo Clinic), 2.85%, 7/12/99                2,000,000
---------------------------------------------------------------------------
                                                               $  3,500,000
---------------------------------------------------------------------------
General Obligation Notes/Bonds -- 17.7%
---------------------------------------------------------------------------
      $1,000         Connecticut State, 4.50%, 8/15/99         $  1,000,772
       1,000         Glenview, IL Bond Anticipation Bonds,
                     5.55%, 9/1/99                                1,003,799
         500         Jefferson County, CO, (FGIC), 5.00%,
                     12/15/99                                       504,203
         700         Minnesota State, 6.70%, 8/1/99                 702,141
       1,200         Montgomery County, MD Consolidated
                     Public, 6.80%, 11/1/99                       1,238,632
         800         Texas State Veteran's Housing
                     Assistance, Variable Rate, 12/1/16             800,000
         500         Washington State, 5.00%, 7/1/99                500,000
---------------------------------------------------------------------------
                                                               $  5,749,547
---------------------------------------------------------------------------
Revenue Notes / Bonds -- 10.4%
---------------------------------------------------------------------------
      $1,500         Colorado Health Facilities Authority,
                     (Porter Memorial Hospital), 7.40%,
                     2/1/00                                    $  1,533,855
       1,000         Harris County, TX, (AMBAC), 7.10%,
                     8/15/99                                      1,036,384
         400         Maricopa County, AZ Transportation Board
                     of Excise Tax Authority, (AMBAC), 5.50%,
                     6/24/00                                        407,392
         400         Texas University, 6.30%, 8/15/99               401,506
---------------------------------------------------------------------------
                                                               $  3,379,137
---------------------------------------------------------------------------
Variable Rate Demand Obligations -- 57.4%
---------------------------------------------------------------------------
      $1,100         Austin, TX Airport, (LOC: Morgan
                     Guaranty Trust), 3.40%, 11/15/17          $  1,100,000
         500         Bexar County, TX Health Facilities,
                     (LOC: Rabobank Nederland), 3.70%, 7/1/11       500,000
         750         California PCR, (Wadham Energy), (LOC:
                     Banque Paribas), 3.80%, 11/1/17                750,000
         500         Chicago, IL Multi-family, (LOC: Swiss
                     Bank), 3.40%, 11/1/10                          500,000
         750         Clark County, NV Airport, (LOC:
                     Westduetsche Landesbank), 3.30%, 7/1/25        750,000
         500         Delaware EDA, IDR, (Star Enterprise),
                     (LOC: Canadian Imperial Bank), 3.70%,
                     8/1/29                                         500,000
         800         Delaware Valley, PA Regional Finance
                     Authority, (LOC: Credit Suisse), 3.35%,
                     12/1/20                                        800,000
         500         Florida HFA, (Monterey Meadows Apt.),
                     (LOC: Citibank, N.A.), 3.35%, 12/1/07          500,000

PRINCIPAL AMOUNT
(000'S OMITTED)      SECURITY                                  VALUE
---------------------------------------------------------------------------

Variable Rate Demand Obligations (continued)
---------------------------------------------------------------------------
      $  500         Fulton County, GA IDR, (American
                     National Red Cross), (LOC: Wachovia Bank
                     of GA, N.A.), 3.65%, 8/1/05               $    500,000
         700         Fulton County, GA Residential Care,
                     (Canterbury Court), (LOC: Suntrust
                     Bank), 3.75%, 10/1/99                          700,000
         900         Galveston, TX IDR, (Mitchell Interests),
                     (LOC: Banc One), 3.45%, 9/1/13                 900,000
         965         Illinois DFA, (Cinnamon Lake Towers),
                     (LOC: The First National Bank of
                     Chicago), 3.75%, 4/15/37                       965,000
       1,000         Illinois DFA, (Profile Plastics), (LOC:
                     Lasalle National Bank), 3.75%, 7/1/18        1,000,000
       1,000         Kansas City, MO IDA, (Willow Creek IV
                     Apartments), Fannie Mae, 3.50%, 9/1/25       1,000,000
         600         Lee County, FL IDA, Health Care
                     Facilities, (Cypress Cove HealthPark),
                     (LOC: Kredietbank, N.V.), 3.35%, 10/1/04       600,000
         750         Maricopa County, AZ PCR, (LOC: Toronto
                     Dominion Bank), 3.45%, 5/1/29                  750,000
         750         Maryland State HEFA, (MBIA), 3.60%,
                     1/1/28                                         750,000
       1,000         Metropolitan Government Nashville and
                     Davidson County, TN IDR, (Dixie
                     Graphics, Inc.), (LOC: Suntrust Bank,
                     Nashville, N.A.), 3.75%, 5/1/09              1,000,000
       1,300         Missouri State HEFA, 3.45%, 6/1/15           1,300,000
         750         Nebhelp, Inc., NE, (LOC: Student Loan
                     Marketing), 3.65%, 12/1/16                     750,000
         500         Panhandle-Plains, TX HEFA, (LOC: Student
                     Loan Marketing), 3.40%, 6/1/21                 500,000
       2,070         Putnam County, FL PCR, (Seminole
                     Electric), 3.55%, 3/15/14                    2,070,000
         500         South Carolina EDA (Baptist HealthCare),
                     3.30%, 8/1/17                                  500,000
---------------------------------------------------------------------------
                                                               $ 18,685,000
---------------------------------------------------------------------------
Total Tax-Exempt Investments -- 96.3%
   (identified cost $31,313,684)                               $31,313,684(1)
---------------------------------------------------------------------------

Other Assets, Less Liabilities -- 3.7%                         $  1,216,885
---------------------------------------------------------------------------

Net Assets -- 100%                                             $ 32,530,569
---------------------------------------------------------------------------

At June 30, 1999, the concentration of the Fund's investments in various states, determined as a percentage of total investments, is as follows:

Texas                                    16.7%
Illinois                                 11.1%
Maryland                                 10.5%
Florida                                  10.1%
Others (less than 10% individually)      51.6%

(1)  Cost for Federal income tax purposes is the same.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX FREE RESERVES AS OF JUNE 30, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 1999
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $31,313,684)         $ 31,313,684
Cash                                         1,811,209
Receivable for Fund shares sold                353,184
Interest receivable                            245,153
------------------------------------------------------
TOTAL ASSETS                              $ 33,723,230
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $  1,115,986
Dividends payable                               53,653
Payable to affiliate for Trustees' fees          2,867
Other accrued expenses                          20,155
------------------------------------------------------
TOTAL LIABILITIES                         $  1,192,661
------------------------------------------------------
NET ASSETS FOR 32,548,256 SHARES OF
   BENEFICIAL INTEREST OUTSTANDING        $ 32,530,569
------------------------------------------------------

Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $ 32,548,256
Accumulated net realized loss (computed
   on the basis of identified cost)            (17,687)
------------------------------------------------------
TOTAL                                     $ 32,530,569
------------------------------------------------------
Net Asset Value, Offering and
Redemption Price Per Share
------------------------------------------------------
   ($32,530,569 DIVIDED BY 32,548,256
      SHARES OF
      BENEFICIAL INTEREST OUTSTANDING)    $       1.00
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 1999
Investment Income
---------------------------------------------------
Interest                                  $ 879,971
---------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 879,971
---------------------------------------------------

Expenses
---------------------------------------------------
Investment adviser fee                    $ 143,709
Trustees fees and expenses                    2,868
Custodian fee                                26,867
Legal and accounting services                13,573
Registration fees                             8,603
Printing and postage                          6,338
Transfer and dividend disbursing agent
   fees                                       6,331
Interest                                        804
Miscellaneous                                12,101
---------------------------------------------------
TOTAL EXPENSES                            $ 221,194
---------------------------------------------------
Deduct --
   Preliminary reduction of investment
      adviser fee                         $  87,879
   Reduction of custodian fee                22,499
---------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $ 110,378
---------------------------------------------------

NET EXPENSES                              $ 110,816
---------------------------------------------------

NET INVESTMENT INCOME                     $ 769,155
---------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 769,155
---------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX FREE RESERVES AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
Increase (Decrease)                       JUNE 30, 1999       YEAR ENDED
in Net Assets                             (UNAUDITED)         DECEMBER 31, 1998
--------------------------------------------------------------------------------
From operations --
   Net investment income                     $      769,155      $     1,669,523
   Net realized gain                                     --                  321
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                           $      769,155      $     1,669,844
--------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income                $     (769,155)     $    (1,669,523)
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS          $     (769,155)     $    (1,669,523)
--------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest at Net Asset Value of $1.00
   per share --
   Proceeds from sale of shares              $   77,013,592      $   175,926,805
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared                        349,716              825,544
   Cost of shares redeemed                      (92,104,438)        (163,440,839)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS              $  (14,741,130)     $    13,311,510
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS        $  (14,741,130)     $    13,311,831
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                       $   47,271,699      $    33,959,868
--------------------------------------------------------------------------------
AT END OF PERIOD                             $   32,530,569      $    47,271,699
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX FREE RESERVES AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                              SIX MONTHS ENDED             YEAR ENDED DECEMBER 31,
                                                              JUNE 30, 1999       ------------------------------------------
                                                              (UNAUDITED)             1998           1997           1996
----------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                           $    1.0000      $    1.0000    $    1.0000    $    1.0000
----------------------------------------------------------------------------------------------------------------------------
Income (loss) from operations
----------------------------------------------------------------------------------------------------------------------------
Net investment income                                            $    0.0133      $    0.0305    $    0.0312    $    0.0303
----------------------------------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                     $    0.0133      $    0.0305    $    0.0312    $    0.0303
----------------------------------------------------------------------------------------------------------------------------
Less distributions
----------------------------------------------------------------------------------------------------------------------------
From net investment income                                       $   (0.0133)     $   (0.0305)   $   (0.0312)   $   (0.0303)
----------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                              $   (0.0133)     $   (0.0305)   $   (0.0312)   $   (0.0303)
----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                                 $    1.0000      $    1.0000    $    1.0000    $    1.0000
----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                                                         1.34%            3.09%          3.16%          3.08%
----------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data+
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000's omitted)                        $    32,531      $    47,272    $    33,960    $    23,355
Ratios (As a percentage of average daily net assets):
   Expenses(2)                                                          0.47%(3)         0.48%          0.52%          0.33%
   Expenses after custodian fee reduction(2)                            0.39%(3)         0.40%          0.46%          0.27%
   Interest expense                                                     --(3)(4)         0.01%          0.01%          0.02%
   Net investment income                                                2.68%(3)         3.04%          3.12%          3.04%
----------------------------------------------------------------------------------------------------------------------------
+ The operating expenses of the Fund may reflect a reduction of the investment adviser fee, an allocation of expenses to the
  Investment Advisor, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(2)                                                          0.77%(3)         0.76%          0.67%          0.69%
   Expenses after custodian fee reduction(2)                            0.69%(3)         0.68%          0.61%          0.63%
   Net investment income                                                2.38%(3)         2.76%          2.96%          2.66%
Net investment income per share                                  $    0.0118      $    0.0277    $    0.0296    $    0.0266
----------------------------------------------------------------------------------------------------------------------------

Leverage Analysis
----------------------------------------------------------------------------------------------------------------------------
Amount of debt outstanding at end of year                        $        --      $        --    $        --    $        --
Average daily balance of debt outstanding during year            $    29,663      $   109,382    $   134,611    $   116,757
Average weekly balance of shares outstanding during year          57,960,700       54,796,165     64,279,572     61,730,866
Average amount of debt per share during year                     $        --(5)   $     0.002    $     0.002    $     0.002
----------------------------------------------------------------------------------------------------------------------------


                                                                  1995           1994
------------------------------------------------------------
Net asset value -- Beginning of period                        $    1.0000    $    1.0000
------------------------------------------------------------
Income (loss) from operations
------------------------------------------------------------
Net investment income                                         $    0.0347    $    0.0235
------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                                  $    0.0347    $    0.0235
------------------------------------------------------------
Less distributions
------------------------------------------------------------
From net investment income                                    $   (0.0347)   $   (0.0235)
------------------------------------------------------------
TOTAL DISTRIBUTIONS                                           $   (0.0347)   $   (0.0235)
------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD                              $    1.0000    $    1.0000
------------------------------------------------------------
TOTAL RETURN(1)                                                      3.53%          2.36%
------------------------------------------------------------
Ratios/Supplemental Data+
------------------------------------------------------------
Net assets, end of period (000's omitted)                     $    23,912    $    29,021
Ratios (As a percentage of average daily net assets):
   Expenses(2)                                                       0.34%          0.47%
   Expenses after custodian fee reduction(2)                           --             --
   Interest expense                                                  0.05%          0.07%
   Net investment income                                             3.47%          2.27%
------------------------------------------------------------
+ The operating expenses of the Fund may reflect a reduction
  Investment Advisor, or both. Had such actions not been tak been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(2)                                                       0.73%          0.87%
   Expenses after custodian fee reduction(2)                           --             --
   Net investment income                                             3.02%          1.88%
Net investment income per share                               $    0.0303    $    0.0189
------------------------------------------------------------
Leverage Analysis
------------------------------------------------------------
Amount of debt outstanding at end of year                     $ 1,266,000    $ 6,117,000
Average daily balance of debt outstanding during year         $   279,586    $   440,145
Average weekly balance of shares outstanding during year       51,107,215     40,463,382
Average amount of debt per share during year                  $     0.005    $     0.011
------------------------------------------------------------

(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(2) The expense ratios for the year ended December 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratio for the prior period has not been adjusted to reflect this change.
(3)  Annualized.
(4)  Represents less than 0.01%.
(5)  Represents less than $0.001 per share.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX FREE RESERVES AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax Free Reserves (the Fund) is a series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund seeks to earn as high a rate of income exempt from regular federal income tax while preserving capital and maintaining liquidity. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- The Trustees have determined that the best method currently available for valuing portfolio investments is amortized cost. The Fund's use of the amortized cost method to value its portfolio investments is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

 B Interest Income -- Interest income consists of interest accrued, adjusted for amortization of any discount or premium, accrued ratably to the date of maturity or call when required for federal income tax purposes.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders each year all of its net investment income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1998, the Fund, for federal income tax purposes, had a capital loss carryover of $17,687, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryover will expire on December 31, 2002 ($16,208) and December 31, 2005 ($1,479). Dividends paid by the Fund from net interest earned on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for shareholders.

 D Other -- Investment transactions are accounted for on a trade date basis.

 E Expense Reduction -- Investors Bank and Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund maintains with IBT. All significant credit balances used to reduce the Fund's custodian fee are reported as a reduction of expenses in the Statement of Operations.

 F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 1999 and for the six-months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distribution to Shareholders
-------------------------------------------
   The net investment income of the Fund is determined daily, and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Such dividends are paid monthly. Distributions are paid in the form of additional shares of the Fund, or, at the election of the shareholder, in cash.

EATON VANCE TAX FREE RESERVES AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management, investment advisory, and other services rendered to the Fund and is computed at the monthly rate of 1/24 of 1% (0.50% annually) of the Fund's average monthly net assets. To enhance the net investment income of the Fund, EVM made a reduction of its fee in the amount of $87,879 for the six-months ended June 30, 1999. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain officers and Trustees of the Fund are officers of the above organization.

4 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

5 Line of Credit
-------------------------------------------
   The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the six-months ended June 30, 1999 was $29,663, and the average interest rate was 5.47%.

6 Purchases and Sales of Investments
-------------------------------------------
   The Fund invests primarily in state and municipal debt securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or municipality. Purchases and sales (including maturities) of investments aggregated $53,490,776 and $69,445,000, respectively.

EATON VANCE TAX FREE RESERVES AS OF JUNE 30, 1999

INVESTMENT MANAGEMENT

EATON VANCE TAX FREE RESERVES

Officers

James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President and
Portfolio Manager

Thomas J. Fetter
Vice President

Armin J. Lang
Vice President

Robert B. MacIntosh
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
FIRST DATA INVESTOR SERVICES GROUP
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123



EATON VANCE TAX FREE RESERVES
The Eaton Vance Building
255 State Street
Boston, MA 02109



--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
3-4264                                                                TRSRC-8/99